Revenue Recognition Revenue Recognition - Retail Value of Commplimentaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Promotional Allowances	$ 1,160	$ 1,069	$ 1,060
Food and Beverage [Member]
Promotional Allowances	598	580	584
Rooms [Member]
Promotional Allowances	496	430	419
Other [Member]
Promotional Allowances	$ 66	$ 59	$ 57